Cost and Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2024
Expenses by nature [abstract]
Summary of Cost of Sales

The cost of sales is comprised as shown below:

	For the nine-month periods ended
	September 30,		September 30,
	2024		2023
Cost of merchandise and logistic costs	Ps.	34,235,653	Ps.	26,603,732
Depreciation of property, furniture, equipment, and lease-hold improvements		91,011		66,244
Depreciation of right-of-use asset		87,549		63,627
Cost of sales	Ps.	34,414,213	Ps.	26,733,603

Summary of Sales and Administrative Expenses

The sales and administrative expenses are as follows:

	For the nine-month periods ended
	September 30,		September 30,
	2024		2023
Personnel expenses	Ps.	2,791,671	Ps.	2,268,607
Depreciation and amortization		773,526		628,175
Cash-in-transit services, surveillance and maintenance		492,480		401,465
Energy, fuel, and lubricants		387,400		300,823
Shared-based payments (1)		396,054		302,438
Advertising		122,773		107,537
Other taxes and rights		123,499		97,281
Professional services (2)		209,471		72,307
Other		338,135		285,541
Total sales and administrative expenses	Ps.	5,635,009	Ps.	4,464,174

(1)
The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
(2)
An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.